Condensed Consolidated Statements of Changes in Stockholders’ Deficit - USD ($)	Series X Preferred Stock	Series Y Preferred Stock	Series B Preferred Stock	Series C Preferred Stock	Series Z Preferred Stock	Common Stock	Common Stock to be Issued	Additional Paid In Capital	Discount on Preferred Stock	Accumulated Deficit	Total
Balance at Dec. 31, 2018						$ 168,707	$ 80	$ 73,770,195		$ (80,775,348)	$ (6,836,366)
Balance (in Shares) at Dec. 31, 2018						168,706,472	80,000
Issuance of common shares previously to be issued						$ 80	$ (80)
Issuance of common shares previously to be issued (in Shares)						80,000	(80,000)
Issuance of common shares for services rendered						$ 208,700
Issuance of Series A preferred shares in exchange for warrants canceled								(296,746)			(296,746)
Sale of Series B Convertible Preferred Stock and warrants			$ 1					1,407,499			1,407,500
Sale of Series B Convertible Preferred Stock and warrants (in Shares)			1,126
Conversion of Series A Convertible Preferred Stock to common shares						$ 80,000	$ 903,824	2,153,424			3,137,248
Conversion of Series A Convertible Preferred Stock to common shares (in Shares)						80,000,000	903,823,564
Common shares issued as origination shares						$ 1,250		140,083			141,333
Common shares issued as origination shares (in Shares)						1,250,000
Common shares issued upon conversion of convertible notes and accrued interest						$ 111,174	$ 37,160	1,583,984			1,732,318
Common shares issued upon conversion of convertible notes and accrued interest (in Shares)						111,174,464	37,160,000
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement (in Shares)						3,997,661
Common shares issued upon exercise of warrants for cash						$ 1,555	$ 1,126	170,268			172,949
Common shares issued upon exercise of warrants for cash (in Shares)						1,555,160	1,126,250
Common shares issued in settlement of a warrant provision						$ 9,000		428,400		(437,400)
Common shares issued in settlement of a warrant provision (in Shares)						9,000,000
Common shares issued upon cashless exercise of warrants						$ 3,998		(3,998)
Common shares issued upon cashless exercise of warrants (in Shares)						3,997,661
Preferred and common shares issued for services				$ 1		$ 2,950	$ 2,550	203,199			208,700
Preferred and common shares issued for services (in Shares)				1,000		2,950,000	2,550,000
Options issued for services								14,000			14,000
Common shares issued to settle a true-up provision						$ 5,553		16,661			22,214
Common shares issued to settle a true-up provision (in Shares)						5,553,191
Contingent beneficial conversion feature on Preferred Shares issuance								45,147,093		(45,147,093)
Deemed dividend related to warrant price protection								28,933,472		(28,933,472)
Deemed dividend resulting from exchange of preferred Series A and B shares for convertible notes								(1,476,280)			(1,476,280)
Preferred Series B shares exchanged for convertible notes			$ (1)					(826,883)			(826,884)
Preferred Series B shares exchanged for convertible notes (in Shares)			(1,126)
Net income (loss)										(34,268,912)	(34,268,912)
Balance at Dec. 31, 2019				$ 1		$ 384,267	$ 944,660	151,364,371		(189,562,225)	(36,868,926)
Balance (in Shares) at Dec. 31, 2019				1,000		384,266,948	944,659,814
Issuance of common shares previously to be issued						$ 37,160	$ (37,160)
Issuance of common shares previously to be issued (in Shares)						37,160,000	(37,160,000)
Common shares issued upon conversion of convertible notes and accrued interest						$ 72,369		298,386			370,755
Common shares issued upon conversion of convertible notes and accrued interest (in Shares)						72,368,457
Common shares contributed back to the Company and promptly retired						$ (69)		69
Common shares contributed back to the Company and promptly retired (in Shares)						(69,000)
Deemed dividend related to warrant price protection								95,002,933		(95,002,933)
Net income (loss)										(47,402,959)	(47,402,959)
Balance at Sep. 30, 2020				$ 1		$ 493,727	$ 907,500	246,665,759		(331,968,117)	(83,901,130)
Balance (in Shares) at Sep. 30, 2020				1,000		493,726,405	907,499,814
Balance at Dec. 31, 2019				$ 1		$ 384,267	$ 944,660	151,364,371		(189,562,225)	(36,868,926)
Balance (in Shares) at Dec. 31, 2019				1,000		384,266,948	944,659,814
Issuance of common shares previously to be issued						$ 37,160	$ (37,160)
Issuance of common shares previously to be issued (in Shares)						37,160,000	(37,160,000)
Issuance of common shares for services rendered						$ 72,369
Common shares issued as origination shares
Common shares issued upon conversion of convertible notes and accrued interest						$ 72,369		298,386			370,755
Common shares issued upon conversion of convertible notes and accrued interest (in Shares)						72,368,457
Common shares contributed back to the Company and promptly retired						$ (69)		69
Common shares contributed back to the Company and promptly retired (in Shares)						(69,000)
Rescission of warrants exercised in prior year							$ (120)	(5,880)			(6,000)
Rescission of warrants exercised in prior year (in Shares)							(120,000)
Deemed dividend related to warrant price protection								95,838,488		(95,838,488)
Convertible note issued to CFO with BCF								64,143			64,143
Sale of Series X preferred shares								321,000			321,000
Sale of Series X preferred shares (in Shares)	16.05
BCF recognized upon issuance of Series X preferred shares								454,200	(454,200)
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants		$ 1						13,095,635			13,095,636
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants (in Shares)		654.781794
BCF recognized upon issuance of Series Y preferred shares								21,594,115	(21,594,115)
Deemed dividend resulting from amortization of preferred stock discount									1,074,539	(1,074,539)
Net income (loss)										(14,710,460)	(14,710,460)
Balance at Dec. 31, 2020		$ 1		$ 1		$ 493,727	$ 907,380	283,024,527	(20,973,776)	(301,185,712)	(37,733,852)
Balance (in Shares) at Dec. 31, 2020	16.05	654.781794		1,000		493,726,405	907,379,814
Balance at Jun. 30, 2020				$ 1		$ 493,727	$ 907,500	246,665,759		(396,647,339)	(148,580,352)
Balance (in Shares) at Jun. 30, 2020				1,000		493,726,405	907,499,814
Net income (loss)										64,679,222	64,679,222
Balance at Sep. 30, 2020				$ 1		$ 493,727	$ 907,500	246,665,759		(331,968,117)	(83,901,130)
Balance (in Shares) at Sep. 30, 2020				1,000		493,726,405	907,499,814
Balance at Dec. 31, 2020		$ 1		$ 1		$ 493,727	$ 907,380	283,024,527	(20,973,776)	(301,185,712)	(37,733,852)
Balance (in Shares) at Dec. 31, 2020	16.05	654.781794		1,000		493,726,405	907,379,814
Issuance of common shares previously to be issued						$ 1,006	$ (1,006)
Issuance of common shares previously to be issued (in Shares)						1,006,250	(1,006,250)
Issuance of common shares for services rendered						$ 2,175		164,680			166,855
Issuance of common shares for services rendered (in Shares)						2,175,431
Common shares issued upon conversion of convertible notes and accrued interest						$ 4,448		128,554			133,002
Common shares issued upon conversion of convertible notes and accrued interest (in Shares)						4,448,251
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement						$ (1,485)		(9,515)			(11,000)
Cancelation of common shares and warrants in exchange for cash paid per cancelation agreement (in Shares)						(1,485,000)
Common shares contributed back to the Company and promptly retired											390,269
Sale of Series X preferred shares								200,000			200,000
Sale of Series X preferred shares (in Shares)	10
BCF recognized upon issuance of Series X preferred shares								2,852,500	(2,852,500)
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants								1,314,678			1,314,678
Series Y preferred shares issued in exchange for convertible notes, accrued interest and warrants (in Shares)		65.73388
BCF recognized upon issuance of Series Y preferred shares								10,972,647	(10,972,647)
Deemed dividend resulting from amortization of preferred stock discount									34,798,923	(34,798,923)
Series Z preferred shares issued as equity kicker for note payable								867,213			867,213
Series Z preferred shares issued as equity kicker for note payable (in Shares)					250
Series Z preferred shares issued as part of settlement agmt					$ 1			6,530,867			6,530,868
Series Z preferred shares issued as part of settlement agmt (in Shares)					250
Net income (loss)										10,864,149	10,864,149
Balance at Sep. 30, 2021		$ 1		$ 1	$ 1	$ 499,871	$ 906,374	306,046,151		(325,120,486)	(17,668,087)
Balance (in Shares) at Sep. 30, 2021	26.05	720.515674		1,000	500	499,871,337	906,373,564
Balance at Jun. 30, 2021		$ 1		$ 1		$ 499,871	$ 906,374	298,648,071		(324,596,745)	(24,542,427)
Balance (in Shares) at Jun. 30, 2021	26.05	720.515674		1,000		499,871,337	906,373,564
Series Z preferred shares issued as equity kicker for note payable								867,213			867,213
Series Z preferred shares issued as equity kicker for note payable (in Shares)					250
Series Z preferred shares issued as part of settlement agmt					$ 1			6,530,867			6,530,868
Series Z preferred shares issued as part of settlement agmt (in Shares)					250
Net income (loss)										(523,741)	(523,741)
Balance at Sep. 30, 2021		$ 1		$ 1	$ 1	$ 499,871	$ 906,374	$ 306,046,151		$ (325,120,486)	$ (17,668,087)
Balance (in Shares) at Sep. 30, 2021	26.05	720.515674		1,000	500	499,871,337	906,373,564